Debt - Narrative(Details) (USD $)	6 Months Ended				3 Months Ended					6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Maximum	Jun. 30, 2013 Minimum	Jun. 30, 2013 Asset sale	Jun. 30, 2013 Change of control	Jun. 30, 2013 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	Jun. 30, 2013 Line of Credit	Jun. 30, 2013 Line of Credit Subsequent Event	Jun. 30, 2013 Interest Rate Margin [Member] Line of Credit	Jun. 30, 2013 Alternate Base Rate [Member] Line of Credit	Jun. 30, 2013 London Interbank Offered Rate (LIBOR) Line of Credit
Credit Facilities (Textual)
Total lease adjusted leverage ratio	3.24		3.75
Debt issuance cost	$ 18,000,000
Total available credit facility limit	800,000,000						300,000,000	0	500,000,000
Term loan, due date										May 01, 2018
Security interests in the capital stock of domestic subsidiaries	100.00%
Security interests in the voting equity interests of foreign subsidiaries	65.00%
Security interests in the non-voting equity interests of foreign subsidiaries	100.00%
Fixed charge coverage ratio	5.56			1.30
Line of credit facility, amount outstanding		0
Term loan, margin on LIBOR											1.75%	0.75%	1.75%
Term loan, interest rate													1.95%
Notes Payable
Notes payable		0
Debt instrument, redemption price, percentage of principal amount redeemed					100.00%	101.00%
Long-term debt, fair value	1,040,000,000
Long-term debt, face amount	$ 1,050,000,000